Index Funds S&P 500® Equal Weight
Schedule of Investments
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% Shares Fair Value
Communications — 4.90%
Activision Blizzard, Inc. 2,383 $ 185,540
Alphabet, Inc., Class A
(a)
43 93,708
Alphabet, Inc., Class C
(a)
39 85,311
AT&T, Inc. 8,811 184,679
Booking Holdings, Inc.
(a)
87 152,162
Charter Communications, Inc., Class A
(a)
385 180,384
Comcast Corp., Class A 4,379 171,832
DISH Network Corp., Class A
(a)
9,078 162,769
Electronic Arts, Inc. 1,366 166,174
Expedia Group, Inc.
(a)
1,583 150,116
Fox Corp., Class A 3,941 126,743
Fox Corp., Class B 1,820 54,054
Interpublic Group of Cos., Inc. 6,297 173,357
Lumen Technologies, Inc. 16,175 176,469
Match Group, Inc.
(a)
2,377 165,653
Meta Platforms, Inc., Class A
(a)
1,038 167,378
Netflix, Inc.
(a)
996 174,171
News Corp., Class A 8,371 130,420
News Corp., Class B 2,593 41,203
Omnicom Group, Inc. 2,681 170,538
Take-Two Interactive Software, Inc.
(a)
1,425 174,605
T-Mobile US, Inc.
(a)
1,397 187,952
Twitter, Inc.
(a)
4,677 174,872
VeriSign, Inc.
(a)
1,078 180,381
Verizon Communications, Inc. 3,587 182,040
ViacomCBS, Inc., Class B 6,490 160,173
Walt Disney Co. (The)
(a)
1,834 173,130
Warner Bros. Discovery, Inc.
(a)
12,267 164,623
4,310,437
Consumer Discretionary — 10.84%
Advance Auto Parts, Inc. 1,016 175,859
Amazon.com, Inc.
(a)
1,662 176,520
Aptiv PLC
(a)
1,799 160,237
AutoZone, Inc.
(a)
89 191,272
Bath & Body Works, Inc. 5,381 144,857
Best Buy Co., Inc. 2,511 163,692
BorgWarner, Inc. 4,861 162,212
Caesars Entertainment, Inc.
(a)
4,007 153,468
CarMax, Inc.
(a)
1,899 171,822
Carnival Corp.
(a)
16,497 142,699
Chipotle Mexican Grill, Inc.
(a)
139 181,709
Copart, Inc.
(a)
1,683 182,875
D.R. Horton, Inc. 2,590 171,432
Darden Restaurants, Inc. 1,520 171,942
Domino's Pizza, Inc. 479 186,672

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Consumer Discretionary — 10.84% - continued
eBay, Inc. 4,116 $ 171,514
Etsy, Inc.
(a)
2,403 175,924
Ford Motor Co. 14,298 159,137
Fortune Brands Home & Security, Inc. 2,796 167,424
General Motors Co.
(a)
5,207 165,374
Genuine Parts Co. 1,341 178,353
Hasbro, Inc. 2,147 175,796
Hilton Worldwide Holdings, Inc. 1,430 159,359
Home Depot, Inc. (The) 630 172,790
Las Vegas Sands Corp.
(a)
5,442 182,797
Lennar Corp., Class A 2,448 172,756
Live Nation Entertainment, Inc.
(a)
1,974 163,013
LKQ Corp. 3,679 180,602
Lowe's Cos., Inc. 978 170,827
Marriott International, Inc., Class A 1,140 155,051
Masco Corp. 3,332 168,599
McDonald's Corp. 768 189,605
MGM Resorts International 5,736 166,057
Mohawk Industries, Inc.
(a)
1,382 171,492
Newell Brands, Inc. 9,524 181,337
NIKE, Inc., Class B 1,589 162,396
Norwegian Cruise Lines Holdings Ltd.
(a)
13,852 154,034
NVR, Inc.
(a)
44 176,183
O'Reilly Automotive, Inc.
(a)
300 189,528
Penn National Gaming, Inc.
(a)
5,665 172,329
Pool Corp. 474 166,483
PulteGroup, Inc. 4,341 172,034
PVH Corp. 2,778 158,068
Ralph Lauren Corp. 1,827 163,791
Ross Stores, Inc. 2,361 165,813
Royal Caribbean Cruises Ltd.
(a)
3,985 139,116
Starbucks Corp. 2,409 184,024
Tapestry, Inc. 5,574 170,118
Tesla, Inc.
(a)
261 175,762
TJX Cos., Inc. (The) 3,091 172,632
Tractor Supply Co. 933 180,862
Ulta Beauty, Inc.
(a)
447 172,310
VF Corp. 3,854 170,231
Whirlpool Corp. 1,109 171,751
Wynn Resorts Ltd.
(a)
2,927 166,780
Yum! Brands, Inc. 1,593 180,821
9,530,141
Consumer Staples — 7.55%
Altria Group, Inc. 3,724 155,551
Archer-Daniels-Midland Co. 2,153 167,073
Brown-Forman Corp., Class B 2,663 186,836

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Consumer Staples — 7.55% - continued
Campbell Soup Co. 3,884 $ 186,626
Church & Dwight Co., Inc. 2,122 196,625
Clorox Co. (The) 1,390 195,962
Coca-Cola Co. (The) 2,969 186,780
Colgate-Palmolive Co. 2,379 190,653
Conagra Brands, Inc. 5,597 191,641
Constellation Brands, Inc., Class A 763 177,825
Costco Wholesale Corp. 394 188,836
Dollar General Corp. 781 191,689
Dollar Tree, Inc.
(a)
1,169 182,189
Estee Lauder Cos., Inc. (The), Class A 731 186,164
General Mills, Inc. 2,665 201,075
Hershey Co. (The) 855 183,962
Hormel Foods Corp. 3,977 188,351
J.M. Smucker Co. (The) 1,420 181,774
Kellogg Co. 2,620 186,911
Keurig Dr Pepper, Inc. 5,136 181,763
Kimberly-Clark Corp. 1,427 192,859
Kraft Heinz Co. (The) 4,867 185,627
Kroger Co. (The) 3,568 168,873
Lamb Weston Holdings, Inc. 2,738 195,658
McCormick & Co., Inc., Non-Voting Shares 2,072 172,494
Molson Coors Brewing Co., Class B 3,483 189,858
Mondelez International, Inc., Class A 2,999 186,208
Monster Beverage Corp.
(a)
2,094 194,113
PepsiCo, Inc. 1,122 186,993
Philip Morris International, Inc. 1,781 175,856
Procter & Gamble Co. (The) 1,284 184,626
Sysco Corp. 2,226 188,564
Target Corp. 1,218 172,018
Tyson Foods, Inc., Class A 2,167 186,492
Walgreens Boots Alliance, Inc. 4,389 166,343
Wal-Mart Stores, Inc. 1,498 182,127
6,636,995
Energy — 3.89%
APA Corp. 3,734 130,317
Baker Hughes Co. 5,174 149,373
Chevron Corp. 1,039 150,426
ConocoPhillips 1,561 140,193
Coterra Energy, Inc. 5,313 137,022
Devon Energy Corp. 2,461 135,626
Diamondback Energy, Inc. 1,173 142,109
Enphase Energy, Inc.
(a)
929 181,378
EOG Resources, Inc. 1,265 139,707
Exxon Mobil Corp. 1,815 155,437
Halliburton Co. 4,502 141,183

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Energy — 3.89% - continued
Hess Corp. 1,427 $ 151,176
Kinder Morgan, Inc. 9,579 160,544
Marathon Oil Corp. 6,018 135,285
Marathon Petroleum Corp. 1,682 138,277
Occidental Petroleum Corp. 2,854 168,044
ONEOK, Inc. 2,816 156,288
Phillips 66 1,715 140,613
Pioneer Natural Resources Co. 673 150,133
Schlumberger Ltd. 3,861 138,069
SolarEdge Technologies, Inc.
(a)
641 175,429
Valero Energy Corp. 1,297 137,845
Williams Cos., Inc. (The) 5,225 163,072
3,417,546
Financials — 12.54%
Aflac, Inc. 3,277 181,316
Allstate Corp. (The) 1,463 185,406
American Express Co. 1,181 163,710
American International Group, Inc. 3,411 174,404
Ameriprise Financial, Inc. 725 172,318
Aon PLC, Class A 719 193,900
Arthur J. Gallagher & Co. 1,192 194,344
Assurant, Inc. 1,048 181,147
Bank of America Corp. 5,495 171,059
Bank of New York Mellon Corp. (The) 4,260 177,685
Berkshire Hathaway, Inc., Class B
(a)
625 170,638
BlackRock, Inc. 295 179,667
Brown & Brown, Inc. 3,270 190,772
Capital One Financial Corp. 1,619 168,684
Cboe Global Markets, Inc. 1,660 187,894
Charles Schwab Corp. (The) 2,930 185,117
Chubb Ltd. 904 177,708
Cincinnati Financial Corp. 1,521 180,969
Citigroup, Inc. 3,821 175,728
Citizens Financial Group, Inc. 4,982 177,808
CME Group, Inc. 911 186,482
Coinbase Global, Inc., Class A
(a)
3,226 151,687
Comerica, Inc. 2,422 177,726
Discover Financial Services 1,858 175,730
Everest Re Group Ltd. 655 183,583
Fifth Third Bancorp 5,110 171,696
First Republic Bank 1,288 185,730
Franklin Resources, Inc. 7,422 173,007
Globe Life, Inc. 1,985 193,478
Goldman Sachs Group, Inc. (The) 635 188,607
Hartford Financial Services Group, Inc. (The) 2,669 174,633
Huntington Bancshares, Inc. 14,642 176,143

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Financials — 12.54% - continued
Intercontinental Exchange, Inc. 1,865 $ 175,385
Invesco Ltd. 10,549 170,155
JPMorgan Chase & Co. 1,525 171,730
KeyCorp 10,258 176,745
Lincoln National Corp. 3,566 166,782
Loews Corp. 3,021 179,024
M&T Bank Corp. 1,099 175,170
Marsh & McLennan Cos., Inc. 1,215 188,629
MetLife, Inc. 2,872 180,333
Morgan Stanley 2,355 179,121
Nasdaq, Inc. 1,214 185,184
Northern Trust Corp. 1,797 173,375
PNC Financial Services Group, Inc. (The) 1,152 181,751
Principal Financial Group, Inc. 2,748 183,539
Progressive Corp. (The) 1,605 186,613
Prudential Financial, Inc. 1,853 177,295
Raymond James Financial, Inc. 2,040 182,396
Regions Financial Corp. 9,051 169,706
Signature Bank 904 162,006
State Street Corp. 2,795 172,312
SVB Financial Group
(a)
412 162,736
Synchrony Financial 5,786 159,809
T. Rowe Price Group, Inc. 1,588 180,413
Travelers Cos., Inc. (The) 1,077 182,153
Truist Financial Corp. 3,967 188,155
U.S. Bancorp 3,741 172,161
W.R. Berkley Corp. 2,670 182,254
Wells Fargo & Co. 4,548 178,145
Willis Towers Watson PLC 913 180,217
Zions Bancorporation 3,453 175,758
11,027,828
Health Care — 13.21%
Abbott Laboratories 1,662 180,576
AbbVie, Inc. 1,273 194,973
ABIOMED, Inc.
(a)
728 180,187
Agilent Technologies, Inc. 1,512 179,580
Align Technology, Inc.
(a)
709 167,799
AmerisourceBergen Corp. 1,262 178,548
Amgen, Inc. 760 184,908
Anthem, Inc. 378 182,415
Baxter International, Inc. 2,493 160,125
Becton, Dickinson and Co. 731 180,213
Biogen, Inc.
(a)
923 188,237
Bio-Rad Laboratories, Inc., Class A
(a)
360 178,200
Bio-Techne Corp. 544 188,573
Boston Scientific Corp.
(a)
4,896 182,474

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Health Care — 13.21% - continued
Bristol-Myers Squibb Co. 2,428 $ 186,956
Cardinal Health, Inc. 3,410 178,241
Catalent, Inc.
(a)
1,709 183,359
Centene Corp.
(a)
2,293 194,010
Charles River Laboratories International, Inc.
(a)
831 177,809
Cigna Corp. 720 189,734
Cooper Cos., Inc. (The) 548 171,590
CVS Health Corp. 1,956 181,243
Danaher Corp. 725 183,802
DaVita, Inc.
(a)
1,956 156,402
DENTSPLY SIRONA, Inc. 4,770 170,432
DexCom, Inc.
(a)
2,481 184,909
Edwards LifeSciences Corp.
(a)
1,960 186,376
Eli Lilly & Co. 613 198,753
Gilead Sciences, Inc. 3,002 185,554
HCA Healthcare, Inc. 926 155,624
Henry Schein, Inc.
(a)
2,239 171,821
Hologic, Inc.
(a)
2,542 176,161
Humana, Inc. 411 192,377
IDEXX Laboratories, Inc.
(a)
528 185,185
Illumina, Inc.
(a)
892 164,449
Incyte Corp.
(a)
2,590 196,762
Intuitive Surgical, Inc.
(a)
888 178,230
IQVIA Holdings, Inc.
(a)
880 190,951
Johnson & Johnson 1,056 187,451
Laboratory Corp. of America Holdings 812 190,300
McKesson Corp. 581 189,528
Medtronic PLC 1,965 176,359
Merck & Co., Inc. 2,091 190,636
Mettler-Toledo International, Inc.
(a)
152 174,613
Moderna, Inc.
(a)
1,434 204,846
Molina Healthcare, Inc.
(a)
659 184,263
Organon & Co. 5,140 173,475
PerkinElmer, Inc. 1,284 182,610
Pfizer, Inc. 3,648 191,265
Quest Diagnostics, Inc. 1,389 184,709
Regeneron Pharmaceuticals, Inc.
(a)
319 188,570
ResMed, Inc. 875 183,426
STERIS PLC 826 170,280
Stryker Corp. 843 167,698
Teleflex, Inc. 681 167,424
Thermo Fisher Scientific, Inc. 346 187,976
UnitedHealth Group, Inc. 376 193,125
Universal Health Services, Inc., Class B 1,589 160,028
Vertex Pharmaceuticals, Inc.
(a)
715 201,480
Viatris, Inc. 16,276 170,410

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Health Care — 13.21% - continued
Waters Corp.
(a)
552 $ 182,701
West Pharmaceutical Services, Inc. 621 187,773
Zimmer Biomet Holdings, Inc. 1,607 168,831
Zoetis, Inc., Class A 1,129 194,064
11,621,379
Industrials — 13.85%
3M Co. 1,324 171,339
A.O. Smith Corp. 3,140 171,695
Alaska Air Group, Inc.
(a)
4,143 165,927
Allegion PLC 1,702 166,626
American Airlines Group, Inc.
(a)
12,392 157,131
AMETEK, Inc. 1,579 173,516
Amphenol Corp., Class A 2,698 173,697
Boeing Co. (The)
(a)
1,435 196,193
Carrier Global Corp. 4,882 174,092
Caterpillar, Inc. 848 151,588
CH Robinson Worldwide, Inc. 1,792 181,655
Cintas Corp. 487 181,909
CSX Corp. 6,016 174,825
Cummins, Inc. 887 171,661
Deere & Co. 543 162,612
Delta Air Lines, Inc.
(a)
5,190 150,354
Dover Corp. 1,420 172,274
Eaton Corp. PLC 1,330 167,567
Emerson Electric Co. 2,094 166,557
Expeditors International of Washington, Inc. 1,852 180,496
Fastenal Co. 3,507 175,069
FedEx Corp. 882 199,957
Fortive Corp. 3,081 167,545
Generac Holdings, Inc.
(a)
697 146,774
General Dynamics Corp. 812 179,655
General Electric, Co. 2,559 162,932
Honeywell International, Inc. 978 169,986
Howmet Aerospace Inc. 5,365 168,729
Huntington Ingalls Industries, Inc. 860 187,325
IDEX Corp. 984 178,724
Illinois Tool Works, Inc. 926 168,764
Ingersoll Rand, Inc. 3,925 165,164
Jacobs Engineering Group, Inc. 1,413 179,635
JB Hunt Transport Services, Inc. 1,114 175,422
Johnson Controls International PLC 3,511 168,107
Keysight Technologies, Inc.
(a)
1,297 178,791
L3 Harris Technologies, Inc. 758 183,209
Lockheed Martin Corp. 424 182,303
Nordson Corp. 878 177,742
Norfolk Southern Corp. 795 180,696

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Industrials — 13.85% - continued
Northrop Grumman Corp. 393 $ 188,078
Old Dominion Freight Line, Inc. 738 189,135
Otis Worldwide Corp. 2,487 175,756
PACCAR, Inc. 2,142 176,372
Parker-Hannifin Corp. 691 170,021
Pentair PLC 3,808 174,291
Quanta Services, Inc. 1,440 180,489
Raytheon Technologies Corp. 1,909 183,474
Republic Services, Inc. 1,441 188,584
Robert Half International, Inc. 2,155 161,388
Rockwell Automation, Inc. 874 174,197
Rollins, Inc. 5,371 187,555
Roper Technologies, Inc. 467 184,303
Snap-on, Inc. 871 171,613
Southwest Airlines Co.
(a)
4,541 164,021
Stanley Black & Decker, Inc. 1,657 173,753
TE Connectivity Ltd. 1,478 167,236
Teledyne Technologies, Inc.
(a)
479 179,678
Textron, Inc. 2,896 176,859
Trane Technologies PLC 1,400 181,818
Transdigm Group, Inc.
(a)
314 168,514
Trimble, Inc.
(a)
2,916 169,799
Union Pacific Corp. 864 184,274
United Airlines Holdings, Inc.
(a)
4,428 156,840
United Parcel Service, Inc., Class B 1,053 192,214
United Rentals, Inc.
(a)
650 157,892
W.W. Grainger, Inc. 373 169,502
Wabtec Corp. 2,020 165,802
Waste Management, Inc. 1,204 184,188
Xylem, Inc. 2,275 177,860
12,183,749
Materials — 5.29%
Air Products & Chemicals, Inc. 735 176,753
Albemarle Corp. 770 160,915
Amcor PLC 14,287 177,587
Avery Dennison Corp. 1,079 174,658
Ball Corp. 2,662 183,067
Celanese Corp. 1,251 147,130
CF Industries Holdings, Inc. 2,078 178,146
Corteva, Inc. 3,144 170,216
Dow, Inc. 2,947 152,095
DuPont de Nemours, Inc. 2,870 159,515
Eastman Chemical Co. 1,784 160,150
Ecolab, Inc. 1,149 176,670
FMC Corp. 1,617 173,035
Freeport-McMoRan, Inc. 4,533 132,636

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Materials — 5.29% - continued
International Flavors & Fragrances, Inc. 1,460 $ 173,915
International Paper Co. 4,051 169,453
Linde PLC 586 168,493
LyondellBasell Industries N.V., Class A 1,777 155,416
Martin Marietta Materials, Inc. 566 169,369
Mosaic Co. (The) 3,416 161,338
Newmont Corp. 2,727 162,720
Nucor Corp. 1,517 158,390
Packaging Corp. of America 1,204 165,550
PPG Industries, Inc. 1,573 179,856
Sealed Air Corp. 3,042 175,584
Sherwin-Williams Co. (The) 737 165,022
Vulcan Materials Co. 1,166 165,689
WestRock Co. 4,041 160,993
4,654,361
Real Estate — 6.33%
Alexandria Real Estate Equities, Inc. 1,246 180,707
American Tower Corp. 726 185,558
AvalonBay Communities, Inc. 937 182,012
Boston Properties, Inc. 1,881 167,371
Camden Property Trust 1,369 184,103
CBRE Group, Inc., Class A
(a)
2,485 182,921
Crown Castle International Corp. 1,056 177,809
Digital Realty Trust, Inc. 1,388 180,204
Duke Realty Corp. 3,662 201,227
Equinix, Inc. 281 184,623
Equity Residential 2,523 182,211
Essex Property Trust, Inc. 673 175,996
Extra Space Storage, Inc. 1,092 185,771
Federal Realty Investment Trust 1,788 171,183
Healthpeak Properties, Inc. 7,113 184,298
Host Hotels & Resorts, Inc. 9,779 153,335
Iron Mountain, Inc. 3,572 173,921
Kimco Realty Corp. 8,828 174,530
Mid-America Apartment Communities, Inc. 1,084 189,342
Prologis, Inc. 1,555 182,946
Public Storage 593 185,413
Realty Income Corp. 2,763 188,603
Regency Centers Corp. 2,990 177,337
SBA Communications Corp., Class A 560 179,228
Simon Property Group, Inc. 1,800 170,856
UDR, Inc. 4,072 187,475
Ventas, Inc. 3,463 178,102
VICI Properties, Inc. 6,089 181,391
Vornado Realty Trust 5,828 166,623
Welltower, Inc. 2,221 182,899

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Real Estate — 6.33% - continued
Weyerhaeuser Co. 5,088 $ 168,515
5,566,510
Technology — 15.22%
Accenture PLC, Class A 637 176,863
Adobe, Inc.
(a)
463 169,486
Advanced Micro Devices, Inc.
(a)
1,923 147,052
Akamai Technologies, Inc.
(a)
1,871 170,878
Analog Devices, Inc. 1,162 169,757
ANSYS, Inc.
(a)
754 180,425
Apple, Inc. 1,329 181,701
Applied Materials, Inc. 1,789 162,763
Arista Networks, Inc.
(a)
1,920 179,981
Autodesk, Inc.
(a)
974 167,489
Automatic Data Processing, Inc. 862 181,054
Broadcom, Inc. 337 163,718
Broadridge Financial Solutions, Inc. 1,301 185,458
Cadence Design Systems, Inc.
(a)
1,223 183,487
CDW Corp. 1,089 171,583
Ceridian HCM Holding, Inc.
(a)
3,481 163,885
Cisco Systems, Inc. 4,191 178,704
Citrix Systems, Inc. 1,862 180,931
Cognizant Technology Solutions Corp., Class A 2,608 176,014
Corning, Inc. 5,478 172,612
DXC Technology Co.
(a)
5,568 168,766
EPAM Systems, Inc.
(a)
600 176,868
Equifax, Inc. 994 181,683
F5, Inc.
(a)
1,164 178,139
FactSet Research Systems, Inc. 503 193,438
Fidelity National Information Services, Inc. 1,864 170,873
Fiserv, Inc.
(a)
1,933 171,979
FleetCor Technologies, Inc.
(a)
769 161,575
Fortinet, Inc.
(a)
3,161 178,849
Garmin Ltd. 1,824 179,208
Gartner, Inc.
(a)
736 177,987
Global Payments, Inc. 1,553 171,824
Hewlett Packard Enterprise Co. 12,811 169,874
HP, Inc. 5,167 169,374
Intel Corp. 4,653 174,069
International Business Machines Corp. 1,338 188,912
Intuit, Inc. 479 184,626
Jack Henry & Associates, Inc. 1,010 181,820
Juniper Networks, Inc. 6,327 180,320
KLA Corp. 546 174,218
Lam Research Corp. 384 163,642
Leidos Holdings, Inc. 1,810 182,285
MarketAxess Holdings, Inc. 665 170,247

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Technology — 15.22% - continued
MasterCard, Inc., Class A 544 $ 171,621
Microchip Technology, Inc. 2,842 165,063
Micron Technology, Inc. 2,911 160,920
Microsoft Corp. 721 185,174
Monolithic Power Systems, Inc. 431 165,521
Moody's Corp. 667 181,404
Motorola Solutions, Inc. 872 182,770
MSCI, Inc. 445 183,407
NetApp, Inc. 2,728 177,975
Nielsen Holdings PLC 7,471 173,477
NortonLifeLock, Inc. 7,943 174,428
NVIDIA Corp. 1,074 162,808
NXP Semiconductors NV 1,021 151,139
ON Semiconductor Corp.
(a)
3,031 152,490
Oracle Corp. 2,715 189,698
Paychex, Inc. 1,511 172,058
Paycom Software, Inc.
(a)
619 173,394
PayPal Holdings, Inc.
(a)
2,299 160,562
PTC, Inc.
(a)
1,671 177,694
Qorvo, Inc.
(a)
1,801 169,870
Qualcomm, Inc. 1,368 174,748
S&P Global, Inc. 547 184,372
salesforce.com, Inc.
(a)
1,021 168,506
Seagate Technology PLC 2,262 161,597
ServiceNow, Inc.
(a)
385 183,075
Skyworks Solutions, Inc. 1,819 168,512
Synopsys, Inc.
(a)
597 181,309
Teradyne, Inc. 1,880 168,354
Texas Instruments, Inc. 1,156 177,618
Tyler Technologies, Inc.
(a)
540 179,539
Verisk Analytics, Inc. 1,111 192,302
Visa, Inc., Class A 913 179,761
Western Digital Corp.
(a)
3,373 151,212
Zebra Technologies Corp., Class A
(a)
597 175,488
13,392,283
Utilities — 5.90%
AES Corp. 8,811 185,119
Alliant Energy Corp. 3,073 180,109
Ameren Corp. 2,042 184,515
American Electric Power Co., Inc. 1,855 177,969
American Water Works Co., Inc. 1,230 182,987
Atmos Energy Corp. 1,628 182,499
CenterPoint Energy, Inc. 6,052 179,018
CMS Energy Corp. 2,692 181,710
Consolidated Edison, Inc. 1,916 182,212
Constellation Energy Corp. 3,048 174,528

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
June 30, 2022 - (Unaudited)
COMMON STOCKS — 99.52% - continued Shares Fair Value
Utilities — 5.90% - continued
Dominion Energy, Inc. 2,299 $ 183,483
DTE Energy Co. 1,430 181,253
Duke Energy Corp. 1,691 181,292
Edison International 2,721 172,076
Entergy Corp. 1,573 177,183
Evergy, Inc. 2,731 178,198
Eversource Energy 2,071 174,937
Exelon Corp. 3,962 179,558
FirstEnergy Corp. 4,490 172,371
NextEra Energy, Inc. 2,401 185,981
Nisource, Inc. 6,066 178,886
NRG Energy, Inc. 4,142 158,100
Pinnacle West Capital Corp. 2,472 180,753
PPL Corp. 6,435 174,582
Public Service Enterprise Group, Inc. 2,784 176,172
Sempra Energy 1,179 177,168
Southern Co. (The) 2,527 180,200
WEC Energy Group, Inc. 1,836 184,775
Xcel Energy, Inc. 2,567 181,641
5,189,275
Total Common Stocks (Cost $74,073,746) 87,530,504
EXCHANGE-TRADED FUNDS — 0.35% Shares Fair Value
SPDR S&P 500 ETF Trust 820 309,345
Total Exchange-Traded Funds (Cost $311,537) 309,345
Total Investments — 99.87% (Cost $74,385,283) 87,839,849
Other Assets in Excess of Liabilities — 0.13% 114,760
NET ASSETS — 100.00% $ 87,954,609
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt